UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200, San Jose, CA		95113
(Address of principal executive offices)		(Zip code)

Firsthand Capital Management Inc. 125 South Market, Suite 1200, San Jose, CA 95113
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(408) 294-2200

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS, March 31, 2009 (unaudited)

Firsthand Technology Value Fund

	SHARES	MARKET VALUE
COMMON STOCKS— 92.3% ($148,110,979)
Advanced Materials— 12.8% ($20,597,490)
Corning, Inc.	987,000	$13,097,490
UCT Coatings, Inc., Series B* (1)	500,000	7,500,000
Communications— 1.6% ($2,569,850)
Clearwire Corp. Class A*	499,000	2,569,850
Communications Equipment— 2.4% ($3,822,501)
QUALCOMM, Inc.	25,000	972,750
ZTE Corp.	700,000	2,849,751
Electronics Manufacturing Services— 0.2% ($314,548)
Hon Hai Precision Industry Co., Ltd. - GDR	26,869	115,537
Quanta Computer, Inc. - GDR	31,500	199,011
Energy Efficiency— 2.4% ($3,879,964)
Echelon Corp.*	479,600	3,879,964
Intellectual Property— 12.2% ($19,558,144)
Silicon Genesis Corp., Common* (1)(2)	871,892	1,350,944
Silicon Genesis Corp., Series 1-C* (1)(2)	82,914	748,557
Silicon Genesis Corp., Series 1-D* (1)(2)	850,830	2,968,980
Silicon Genesis Corp., Series 1-E* (1)(2)	5,704,480	12,308,043
Silicon Genesis Corp., Series 1-F* (1)(2)	912,453	2,181,620
Internet— 11.1% ($17,845,400)
Netflix, Inc.*	250,000	10,730,000
Shanda Interactive Entertainment Ltd. - ADR*	180,000	7,115,400
Networking— 0.1% ($230,806)
IP Unity, Inc., Series C* (1)	1,932,222	19,322
IP Unity, Inc., Series E* (1)	193,042	211,484
Polaris Networks, Inc., Series A* (1)	297,848	0
Other Electronics— 4.9% ($7,860,736)
Intevac, Inc.*	791,700	4,124,757
Microvision, Inc.*	205,100	264,579
VeriFone Holdings, Inc.*	510,500	3,471,400
Peripherals— 1.5% ($2,319,860)
Seagate Technology, Inc.	386,000	2,319,860
Photonics— 0.9% ($1,356,940)
Celox Networks, Inc., Common* (1)	138,121	0
Celox Networks, Inc., Series A-1* (1)	1,000,000	0
Newport Corp.*	307,000	1,356,940
Renewable Energy— 17.3% ($27,724,776)
Sharp Corp.	45,288	355,883
Solaicx, Series B* (1)(2)	7,396,238	2,922,623
Solaicx, Series C* (1)(2)	2,916,581	1,932,672
SoloPower, Series A* (1)(2)	2,721,088	20,435,589
SoloPower, Series B* (1)(2)	228,779	1,825,531
Suntech Power Holdings Co., Ltd. - ADR*	9,800	114,562
ULVAC, Inc.	7,600	137,916
Semiconductors— 17.4% ($27,985,040)
AuthenTec, Inc.*	445,305	659,051
Broadcom Corp., Class A*	471,600	9,422,568
Clarisay, Inc., Series B* (1)(2)	2,605,306	0
Clarisay, Inc., Series C* (1)(2)	7,194,244	0
Intel Corp.	450,800	6,784,540
Marvell Technology Group, Ltd.*	395,900	3,626,444
NVIDIA Corp.*	244,700	2,412,742
Samsung Electronics Co., Ltd. - GDR (3)	1,699	348,828
Semiconductor Manufacturing International Corp.*	800,000	1,536,000
Silicon Optix, Inc., Series B* (1)	1,111,111	0
Supertex, Inc.*	14,100	325,710
Techwell, Inc.*	454,700	2,869,157
Services— 2.3% ($3,726,903)
Accenture, Ltd.	135,000	3,711,150
Innovion Corp., Series C* (1)	1,575,322	15,753
Software— 5.2% ($8,318,021)
Activision Blizzard, Inc.*	379,100	3,965,386
NICE-Systems Ltd. - ADR*	98,100	2,438,766
Omniture, Inc.*	145,100	1,913,869
WARRANTS— 1.4% ($2,300,897)
Advanced Materials— 0.0% ($6,022)
UCT Coatings, Inc., Common Warrant (1)	600,000	6,000

PORTFOLIO OF INVESTMENTS, March 31, 2009 (unaudited)

Firsthand Technology Value Fund

	SHARES	MARKET VALUE
Warrants — continued
Advanced Materials — continued
UCT Coatings, Inc., Common Warrant (1)	2,222	$22
Intellectual Property— 1.1% ($1,856,999)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	94,339	103,548
Silicon Genesis Corp., 1-E Warrant* (1)(2)	1,257,859	1,713,971
Silicon Genesis Corp., Common Warrant* (1)(2)	37,982	39,480
Networking— 0.0% ($69)
IP Unity, Inc., E Warrant* (1)	69,496	69
Polaris Networks, Inc., Convertible Warrant* (1)	75,712	0
Photonics— 0.0% ($0)
Celox Networks, Inc., A-1 Warrant* (1)	500,000	0
Renewable Energy— 0.3% ($437,807)
Solaicx, Series C Warrant* (1)(2)	670,814	437,807
Semiconductors— 0.0% ($0)
Clarisay, Inc., D Warrant* (1)(2)	2,350,000	0
CONVERTIBLE BONDS— 0.1% ($141,630)
Networking— 0.0% ($0)
Polaris Networks, Inc., 10.00%* (1)	100,949	0
Semiconductors— 0.0% ($0)
Clarisay, Inc., 8.00%* (1)(2)	2,350,000	0
Services— 0.1% ($141,630)
Innovion Corp., 9.50%* (1)	520,646	141,630
PARTICIPATION NOTE— 0.1% ($213,310)
Renewable Energy— 0.1% ($213,310)
Suzlon Energy Ltd., 0.00%, 09/16/10	257,000	213,310
CASH EQUIVALENTS— 6.3% ($10,068,493)
PNC Bank Money Market Portfolio	10,068,493	10,068,493
Total Investments (Cost $251,977,391) — 100.2%		160,835,309

Liabilities in excess of other assets — (0.2)%		(274,185)

NET ASSETS — 100.0%		$160,561,124

(1)	Restricted security.
(2)	Affiliated issuer.
(3)

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Adviser, using Board-approved procedures has deemed these securities to be liquid. At March 31, 2009, the value of these securities amounted to $348,828 or 0.2%.

*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

PORTFOLIO OF INVESTMENTS, March 31, 2009 (unaudited)

Firsthand Technology Leaders Fund

	SHARES	MARKET VALUE
COMMON STOCKS— 95.9% ($26,593,478)
Advanced Materials— 6.0% ($1,652,473)
Corning, Inc.	124,527	$1,652,473
Communications— 6.0% ($1,658,112)
China Mobile Hong Kong Ltd. - ADR	38,100	1,658,112
Communications Equipment— 8.4% ($2,331,564)
Nokia Corp. - ADR	104,100	1,214,847
QUALCOMM, Inc.	28,700	1,116,717
Computer— 1.5% ($420,480)
Apple, Inc.*	4,000	420,480
Electronics Manufacturing Services— 1.0% ($286,896)
Hon Hai Precision Industry Co., Ltd. - GDR	66,720	286,896
Internet— 6.8% ($1,898,667)
Google, Inc., Class A*	5,455	1,898,667
Networking— 6.5% ($1,798,918)
Cisco Systems, Inc.*	107,270	1,798,918
Other Electronics— 8.0% ($2,211,569)
Koninklijke (Royal) Philips Electronics N.V.	39,100	581,417
L-1 Identity Solutions, Inc.*	155,200	793,072
VeriFone Holdings, Inc.*	123,100	837,080
Peripherals— 6.6% ($1,815,541)
EMC Corp.*	79,200	902,880
Seagate Technology, Inc.	151,857	912,661
Renewable Energy— 8.5% ($2,364,394)
SunPower Corp. Class B*	61,200	1,211,760
Suntech Power Holdings Co., Ltd. - ADR*	98,600	1,152,634
Semiconductor Equipment— 1.1% ($295,625)
Applied Materials, Inc.	27,500	295,625
Semiconductors— 15.2% ($4,224,160)
Broadcom Corp., Class A*	55,925	1,117,381
Intel Corp.	112,300	1,690,115
Samsung Electronics Co., Ltd. - GDR (1)	6,900	1,416,664
Software— 20.3% ($5,635,079)
Activision Blizzard, Inc.*	104,700	1,095,162
Adobe Systems, Inc.*	30,400	650,256
Microsoft Corp.	81,450	1,496,237
NICE-Systems Ltd. - ADR*	48,200	1,198,252
VMware, Inc., Class A*	50,600	1,195,172
CASH EQUIVALENTS— 4.1% ($1,143,360)
PNC Bank Money Market Portfolio	1,143,360	1,143,360
Total Investments (Cost $41,902,290) — 100.0%		27,736,838

Other assets in excess of liabilities — 0.0%		1,755

NET ASSETS — 100.0%		$27,738,593

(1)

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Adviser, using Board-approved procedures has deemed these securities to be liquid. At March 31, 2009, the value of these securities amounted to $1,416,664 or 5.1%.

*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

PORTFOLIO OF INVESTMENTS, March 31, 2009 (unaudited)

Firsthand e-Commerce Fund

	SHARES	MARKET VALUE
COMMON STOCKS— 88.4% ($18,010,400)
Communications— 12.2% ($2,484,068)
Comcast Corp., Special Class A	22,500	$289,575
Equinix, Inc.*	25,000	1,403,750
Internap Network Services Corp.*	23,715	63,793
NeuStar, Inc.*	43,400	726,950
Computer— 4.4% ($891,388)
International Business Machines Corp.	9,200	891,388
Internet— 47.1% ($9,603,293)
51job, Inc. - ADR*	33,000	227,700
Akamai Technologies, Inc.*	80,800	1,567,520
Baidu, Inc. - ADR*	7,900	1,395,140
Ctrip.com International Ltd. - ADR	24,800	679,520
CyberSource Corp.*	41,814	619,265
Gmarket, Inc. - ADR*	27,100	444,711
Google, Inc., Class A*	5,800	2,018,748
LivePerson, Inc.*	140,000	317,800
Monster Worldwide, Inc.*	34,900	284,435
Shanda Interactive Entertainment Ltd. - ADR*	39,700	1,569,341
ValueClick, Inc.*	56,300	479,113
Media— 2.1% ($427,042)
News Corp., Class B	55,460	427,042
Networking— 4.3% ($883,779)
Cisco Systems, Inc.*	52,700	883,779
Other Electronics— 6.8% ($1,383,795)
L-1 Identity Solutions, Inc.*	84,500	431,795
VeriFone Holdings, Inc.*	140,000	952,000
Semiconductors— 0.6% ($121,952)
AuthenTec, Inc.*	82,400	121,952
Software— 10.9% ($2,215,083)
Microsoft Corp.	70,000	1,285,900
Omniture, Inc.*	70,446	929,183
CASH EQUIVALENTS— 8.7% ($1,764,894)
PNC Bank Money Market Portfolio	1,764,894	1,764,894
Total Investments (Cost $25,785,093) — 97.1%		19,775,294

Other assets in excess of liabilities — 2.9%		591,211

NET ASSETS — 100.0%		$20,366,505

*	Non-income producing security.
ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS, March 31, 2009 (unaudited)

Firsthand Alternative Energy Fund

	SHARES	MARKET VALUE
COMMON STOCKS— 79.7% ($3,410,634)
Advanced Materials— 4.4% ($189,873)
Corning, Inc. (1)	9,760	$129,515
MEMC Electronic Materials, Inc.*	2,130	35,124
Metabolix, Inc.*	3,700	25,234
Basic Materials— 0.5% ($19,550)
Metalico, Inc.*	11,500	19,550
Building Automation— 2.2% ($93,600)
Johnson Controls, Inc.	7,800	93,600
Energy Efficiency— 12.0% ($511,510)
Echelon Corp.*	29,000	234,610
Honeywell International, Inc.	3,880	108,097
Itron, Inc.*	3,565	168,803
Environmental Services— 0.5% ($22,842)
ADA-ES, Inc.*	9,400	22,842
Industrials— 2.2% ($94,468)
3M Co. (1)	1,900	94,468
Intellectual Property— 6.8% ($288,924)
Silicon Genesis Corp., Common* (2)	181,407	281,079
Silicon Genesis Corp., Series 1-C* (2)	152	1,372
Silicon Genesis Corp., Series 1-E* (2)	3,000	6,473
Other Electronics— 2.3% ($100,274)
Aixtron AG - ADR	11,900	60,571
Koninklijke (Royal) Philips Electronics N.V.	2,670	39,703
Renewable Energy— 43.3% ($1,855,783)
Amtech Systems, Inc.*	9,500	30,685
Ascent Solar Technologies, Inc.*	2,000	8,120
Canadian Solar, Inc.*	13,400	80,132
Clipper Windpower PLC*	3,000	2,924
EMCORE Corp.*	100,000	75,000
Energy Conversion Devices, Inc.*	5,500	72,985
FuelCell Energy, Inc.*	5,000	12,000
Gamesa Corp. Tecnologica S.A.	7,000	89,765
GT Solar International, Inc.*	18,900	125,496
JA Solar Holdings Co., Ltd. - ADR*	7,000	23,590
KYOCERA Corp. - ADR	950	63,612
LDK Solar Co., Ltd. - ADR*	930	5,896
Meyer Burger Technology AG*	1,000	102,578
Motech Industries, Inc.	41,670	115,528
Orion Energy Systems, Inc.*	14,000	61,740
Renewable Energy Corp. A.S.*	13,000	112,326
Sharp Corp.	11,000	86,440
Solarfun Power Holdings Co., Ltd. - ADR*	8,400	35,196
SoloPower, Series C-1* (2)	1,331	12,495
Spire Corp.*	26,000	122,980
SunPower Corp. Class B*	12,300	243,540
Suntech Power Holdings Co., Ltd. - ADR*	9,420	110,120
Trina Solar Ltd. - ADR*	2,300	23,966
U.S. Geothermal, Inc.*	10,500	7,455
ULVAC, Inc.	2,700	48,996
Vestas Wind Systems A.S.*	3,000	134,250
WaterFurnace Renewable Energy, Inc.	600	11,848
Yingli Green Energy Holding Co. - ADR*	6,000	36,120
Semiconductors— 3.3% ($141,090)
Power Integrations, Inc.	7,800	134,160
Supertex, Inc.*	300	6,930
Water Treatment— 2.2% ($92,720)
Energy Recovery, Inc.*	12,200	92,720
CASH EQUIVALENTS— 19.9% ($853,552)
PNC Bank Money Market Portfolio	853,552	853,552
Total Investments (Cost $6,786,432) — 99.6%		4,264,186

Other assets in excess of liabilities — 0.4%		18,562

NET ASSETS — 100.0%		$4,282,748

(1)	All or a portion of the shares have been committed for open short positions, which equates to $223,983 or 5.2% of the Fund’s net assets.
(2)	Restricted security.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

	SHARES	MARKET VALUE

SCHEDULE OF SECURITIES SOLD SHORT— (1.2)% ($50,390)
Renewable Energy— (1.2)% ($50,390)
SunPower Corp. Class A*	2,119	$50,390

Total Securities Sold Short (Proceeds $161,930)		$50,390

NOTES TO PORTFOLIOS OF INVESTMENTS

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2009.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$36,248,077	$132,907	$1,980,551	$369,660
Gross unrealized depreciation	(128,007,362)	(15,497,485)	(7,764,742)	(2,812,394)
Net unrealized appreciation (depreciation)	$(91,759,285)	$(15,364,578)	$(5,784,191)	(2,442,734)
Federal income tax cost, long positions	$252,594,595	$43,101,415	$26,001,485	$6,980,389
Federal income tax cost, short positions	—	—	—	(161,930)
Total Federal income tax cost	$251,977,391	$43,101,415	$26,001,485	$6,818,459

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds (other than Firsthand Technology Value Fund) may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended March 31, 2009, were as follows:

	Firsthand Technology
	Leaders Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written during period	1,542	226,633
Options expired during period	(1,422)	(193,967)
Options closed during period	(80)	(16,716)
Options exercised during period	(40)	(15,950)
Options outstanding, end of period	—	$—

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required.  Deposits with brokers for securities sold short are invested in money market instruments.

Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended March 31, 2009, is noted below:

	SHARE ACTIVITY
	Balance		Sales/Maturity/	Balance	Realized	Value	Acquisition
Affiliate	12/31/08	Purchases	Expiration	3/31/09	Gain (Loss)	3/31/09	Cost

Firsthand Technology Value Fund

Clarisay, Inc., 8.00%	500,000	—	—	500,000	$—	$—	$500,000.00
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., Series B	2,605,306	—	—	2,605,306	—	—	2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Silicon Genesis Corp., Common (1)	871,892	—	—	871,892	—	1,350,944	5,201,268
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	39,480	—
Silicon Genesis Corp., Series 1-C (1)	82,914	—	—	82,914	—	748,557	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	2,968,980	4,315,500
Silicon Genesis Corp., Series 1-E (1)	5,704,480	—	—	5,704,480	—	12,308,043	6,046,749
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	1,713,971	—
Silicon Genesis Corp., Series 1-E Warrant (1)	94,339	—	—	94,339	—	103,548	—
Silicon Genesis Corp., Series 1-F	912,453	—	—	912,453	—	2,181,620	2,007,397
Solaicx, Series B	7,396,238	—	—	7,396,238	—	2,922,623	4,396,238
Solaicx, Series C	2,916,581	—	—	2,916,581	—	1,932,672	3,578,995
Solaicx, Series C Warrant	670,814	—	—	670,814	—	437,807	—
SoloPower, Series A	2,721,088	—	—	2,721,088	—	20,435,589	3,999,999
SoloPower, Series B	228,779	—	—	228,779	—	1,825,531	1,002,052

(1) Amounts include shares from the merger of Firsthand Technology Innovators Fund into Firsthand Technology Value Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of March 31, 2009, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Value Fund

Celox Networks, Inc., Common	April 17, 2001	138,121	$14,999,941.00	$—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., D Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	July 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., D Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Innovion Corp., 9.50%, C/N	December 30, 2003	520,646	520,646	141,630	0.09%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	15,000	0.01%
Innovion Corp., Series C P/S	November 20, 2007	75,322	75	753	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	19,322	0.01%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	211,484	0.13%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Common Stock	March 8, 2001	102,135	1,516,773	158,252	0.10%
Silicon Genesis Corp., Common Stock	April 30, 2002	726,424	3,684,494	1,125,550	0.70%
Silicon Genesis Corp., Common Stock (1)	November 21, 2005	23,333	—	36,153	0.02%
Silicon Genesis Corp., Common Stock (1)	June 10, 2008	20,000	—	30,989	0.02%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	39,480	0.02%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	748,557	0.47%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	2,968,980	1.85%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	12,308,043	7.67%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	103,548	0.06%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	1,713,971	1.07%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	2,181,620	1.36%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	—	0.00%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	2,370,900	1.48%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	551,723	0.34%
Solaicx, Series C P/S	April 23, 2007	2,916,581	3,578,995	1,932,672	1.20%
Solaicx, Series C Warrants	April 23, 2007	670,814	—	437,807	0.27%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	20,435,589	12.73%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	1,825,531	1.14%
UCT Coatings, Inc., Series Common Warrants (2)	October 5, 2004	600,000	—	6,000	0.00%
UCT Coatings, Inc., Series Common Warrants (1)	Various	2,222	—	22	0.00%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	7,500,000	4.67%
			$68,924,137	$56,863,645	35.41%

Firsthand Alternative Energy Fund

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$170,214	3.97%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	110,865	2.59%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	1,372	0.03%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	6,473	0.15%
SoloPower, Series C-1 P/S	September 23, 2008	1,331	21,425	12,495	0.29%
			$79,074	$301,419	7.03%

(1) Shares granted at no cost by issuer.

(2) 3:1 stock split

P/S Preferred Stock

C/N Convertible Note

Statement of Financial Accounting Standard No. 157 - Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2009:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name*	in Securities	Investments**	in Securities	Investments**	in Securities	Investments**
TVFQX	$93,026,486	$—	$10,945,178	$—	$56,863,645	$—
TLFQX	24,889,918	—	2,846,920	—	—	—
TEFQX	18,010,400	—	1,764,894	—	—	—
ALTEX	2,912,727	—	999,650	—	301,419	—
Total	$138,839,531	$—	$16,556,642	$—	$57,165,064	$—

*TVFQX: Firsthand Technology Value Fund; TLFQX: Firsthand Technology Leaders Fund; TEFQX: Firsthand e-Commerce Fund; ALTEX: Firsthand Alternative Energy Fund.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Firsthand Technology Value Fund		Firsthand Alternative Energy Fund
	Investments	Other Financial	Investments	Other Financial
	in Securities	Investments**	in Securities	Investments**
Balance as of 12/31/08	$64,602,928	$—	$353,794	$—
Accrued Accretion / (Amortization)	—	—	—	—
Change in Unrealized Appreciation / (Depreciation)	(7,730,920)	—	(52,375)	—
Realized Market Gain / (Loss)	22	—	—	—
Net Purchase / (Sales)	(8,385)	—	—	—
Transfers In / (Out) of Level 3	—	—	—	—
Balance as of 3/31/2009	$56,863,645	$—	$301,419	$—

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	05/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	05/29/09

By (Signature and Title)	/s/ Jonathan Rosen
Jonathan Rosen, Treasurer

Date	05/29/09